Schedule of Fair Value of Financial Instruments (Details) (USD $)	Jan. 31, 2015	Apr. 30, 2014
Marketable securities	$ 352,775	$ 0
Total assets at fair value	352,775	0
Level 1 [Member]
Marketable securities	352,775	0
Total assets at fair value	352,775	0
Level 2 [Member]
Marketable securities	0	0
Total assets at fair value	0	0
Level 3 [Member]
Marketable securities	0	0
Total assets at fair value	$ 0	$ 0